Annual Fund Operating Expenses - John Hancock Disciplined Value Fund	Sep. 23, 2021
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | Class A
Document Information [Line Items]
Management fee	0.61%	[1]
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	none
Additional other expenses	0.16%
Other expenses	0.16%
Total annual fund operating expenses	1.02%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.02%
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | Class C
Document Information [Line Items]
Management fee	0.61%	[1]
Distribution and service (Rule 12b-1) fees	1.00%
Service plan fee	none
Additional other expenses	0.16%
Other expenses	0.16%
Total annual fund operating expenses	1.77%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.77%
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | Class I
Document Information [Line Items]
Management fee	0.61%	[1]
Distribution and service (Rule 12b-1) fees	none
Service plan fee	none
Additional other expenses	0.16%
Other expenses	0.16%
Total annual fund operating expenses	0.77%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	0.77%
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | Class R2
Document Information [Line Items]
Management fee	0.61%	[1]
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.25%
Additional other expenses	0.05%
Other expenses	0.30%
Total annual fund operating expenses	1.16%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	1.15%
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | Class R4
Document Information [Line Items]
Management fee	0.61%	[1]
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.10%
Additional other expenses	0.05%
Other expenses	0.15%
Total annual fund operating expenses	1.01%
Contractual expense reimbursement	(0.11%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	0.90%
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | Class R5
Document Information [Line Items]
Management fee	0.61%	[1]
Distribution and service (Rule 12b-1) fees	none
Service plan fee	0.05%
Additional other expenses	0.05%
Other expenses	0.10%
Total annual fund operating expenses	0.71%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	0.70%
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | Class R6
Document Information [Line Items]
Management fee	0.61%	[1]
Distribution and service (Rule 12b-1) fees	none
Service plan fee	none
Additional other expenses	0.05%
Other expenses	0.05%
Total annual fund operating expenses	0.66%
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	0.66%
John Hancock Disciplined Value Fund - Class NAV | Class NAV
Document Information [Line Items]
Management fee	0.61%	[4]
Other expenses	0.04%
Total annual fund operating expenses	0.65%

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective October 1, 2021.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[4]	“Management fee” has been restated to reflect the contractual management fee schedule effective October 1, 2021.